Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 1,121	$ 950
Accrued liabilities	1,712	1,791
Dividend payable (note 19)	126	9
Stock-based compensation	32	30
Derivatives due within one year	39	115
Other	129	138
Accounts payable and accrued liabilities	$ 3,159	$ 3,033